INVESTMENT ADVISORY AGREEMENT
BETWEEN
BARINGS LLC
AND
MassMutual private equity funds subsidiary llc

This INVESTMENT ADVISORY AGREEMENT (this “Agreement”), dated as of September 27, 2022 (the “Initial Effective Date”), is between MassMutual Private Equity Funds Subsidiary LLC (the “Fund”), a Delaware limited liability company and a wholly-owned subsidiary of Barings Access Pine Point Fund, a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (together with the rules promulgated thereunder, the “1940 Act”), a Delaware statutory trust (the “Trust”) and Barings LLC, a Delaware limited liability company (the “Adviser”). The purpose of the Fund is to facilitate the implementation of the Trust’s strategies.

WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (together with the rules promulgated thereunder, the “Advisers Act”);

WHEREAS, the Fund desires to retain the Adviser to provide investment advisory services to the Fund in the manner and on the terms and conditions hereinafter set forth; and

WHEREAS, the Adviser is willing to provide investment advisory services to the Fund in the manner and on the terms and conditions hereinafter set forth.

NOW, THEREFORE, in consideration of the premises and the covenants hereinafter contained and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, the Fund and the Adviser hereby agree as follows:

1.                   In General.

The Adviser agrees, all as more fully set forth herein, to act as investment adviser to the Fund with respect to the investment of the Fund’s assets and to supervise and arrange for the day-to-day operations of the Fund and the purchase of assets for and the sale of assets held in the investment portfolio of the Fund.

2.                   Duties and Obligations of the Adviser with Respect to Investment of Assets of the Fund.

(a)                Subject to the succeeding provisions of this paragraph and subject to the direction and control of the Fund’s Managers (the “Fund’s Board”), the Adviser shall act as the investment adviser to the Fund and shall manage the investment and reinvestment of the assets of the Fund. Without limiting the generality of the foregoing, the Adviser shall, during the term and subject to the provisions of this Agreement, (i) determine the composition of the portfolio of the Fund, the nature and timing of the changes therein and the manner of implementing such changes; (ii) identify, evaluate and negotiate the structure of the investments made by the Fund; (iii) execute, close, service and monitor the investments that the Fund makes; (iv) determine the securities and other assets that the Fund will purchase, retain or sell; (v) perform due diligence on prospective portfolio companies; (vi) provide the Fund with such other investment advisory, research and related services as the Fund may, from time to time, reasonably require for the investment of its assets; and (vii) comply with the applicable provisions of the Fund’s pricing procedures which it has received and, will provide reasonable assistance to the Fund in valuing securities held by the Fund. Nothing contained herein shall be construed to restrict the Fund’s right to hire its own employees or to contract for administrative or other services to be performed by third parties, including but not limited to, the calculation of the net asset value of the Fund’s shares. In managing the assets of the Fund, the Adviser will not take any actions with respect to the Fund’s assets that would cause the Fund or the Trust to violate any provisions of the 1940 Act applicable to the Fund or the Trust, to the extent that would be required by the 1940 Act if the Fund were registered under the 1940 Act and the rules and regulations thereunder.

(b)                In the performance of its duties under this Agreement, the Adviser shall at all times use all reasonable efforts to conform to, and act in accordance with, any requirements imposed by (i) the provisions of the 1940 Act, and of any rules or regulations in force thereunder, subject to the terms of any exemptive order applicable to the Fund, and the Internal Revenue Code of 1986, as amended, as applicable to the Fund; (ii) any other applicable provision of law; (iii) the provisions of the Fund’s Limited Liability Company Agreement, as such documents may be amended from time to time; (iv) the investment objectives, policies and restrictions applicable to the Fund as set forth in the reports and/or registration statements that the Fund files with the Securities and Exchange Commission (the “SEC”), as they may be amended from time to time by the Fund’s Board; and (v) any policies and determinations of the Fund’s Board and provided in writing to the Adviser.

(c)                The Adviser may engage one or more investment advisers (each, a “Sub-Adviser”) which are registered under the Advisers Act to act as sub-advisers to provide the Fund certain services set forth in Section 2(a) of this Agreement, all as shall be set forth in a written contract (each, a “Sub-Advisory Agreement”) to which the Fund and the Adviser shall be parties, which Sub-Advisory Agreement shall be subject to approval by the vote of a majority of the members of the Fund’s Board who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Adviser, any sub-adviser, or of the Fund (each, a “Non-Interested Trustee”), cast in person at a meeting called for the purpose of voting on such approval and, to the extent required by the 1940 Act, by the vote of a majority of the outstanding voting securities of the Fund and otherwise consistent with the terms of the 1940 Act. The Adviser and not the Fund shall be responsible for any compensation payable to any Sub-Adviser; provided, however, that the Adviser shall have the right to direct the Fund to pay directly to any Sub-Adviser the amounts due and payable to such Sub-Adviser from the fees and expenses payable to the Adviser under this Agreement.

(d)                The Adviser will maintain all books and records with respect to the Fund’s securities transactions required by sub-paragraphs (b)(5), (6), (9) and (10) and paragraph (f) of Rule 31a-1 under the 1940 Act (other than those records being maintained by the administrator or sub-administrator to the Fund (collectively, the “Administrators”) under an administration agreement or sub-administration agreement, as applicable to be entered into by the Fund concurrent herewith (collectively, the “Administration Agreements”), or by the Fund’s custodian or transfer agent) and preserve such records for the periods prescribed therefor by Rule 31a-2 of the 1940 Act. The Adviser shall have the right to retain copies, or originals where required by Rule 204-2 promulgated under the Advisers Act, of such records to the extent required by applicable law, subject to observance of its confidentiality obligations under this Agreement.

(e)                All investment professionals of the Adviser and its staff, when and to the extent engaged in providing investment advisory and management services hereunder, and the compensation and routine overhead expenses of such personnel allocable to such services, shall be provided and paid for by the Adviser and not by the Fund. The Fund shall bear all other costs and expenses of its operations and transactions, including, without limitation, those relating to:

                                         (i)                        organizational and offering expenses;

                                       (ii)                        fees and expenses incurred in valuing the Fund’s assets and computing its net asset value (including the cost and expenses of any independent valuation firm);

                                     (iii)                        the fees and expenses incurred by the Fund or payable to third parties, including lawyers, accountants, auditors, agents, consultants or other advisors, in connection with the Fund’s financial, accounting and legal affairs and in monitoring the Fund’s investments and performing due diligence on the Fund’s prospective portfolio companies or otherwise related to, or associated with, evaluating and making investments, including expenses related to unsuccessful portfolio acquisition efforts;

                                      (iv)                        all fees, costs and expenses of money borrowed by the Fund, including principal, interest and the costs associated with the establishment and maintenance of any credit facilities, other financing arrangements, or other indebtedness of the Fund, if any (including commitment fees, accounting and legal fees, closing and other costs);

                                        (v)                        offerings of the Fund’s common stock and other securities;

                                      (vi)                        investment advisory and management fees payable under Section 6 of this Agreement;

                                    (vii)                        administration fees;

                                  (viii)                        transfer agent and custody fees and expenses;

                                      (ix)                        federal and state registration fees;

                                        (x)                         all costs of registration and listing the Fund’s securities on any securities exchange;

                                      (xi)                        federal, state and local taxes;

                                    (xii)                        Manager compensation, fees and expenses;

                                  (xiii)                        costs of preparing and filing reports or other documents required by the SEC or other regulators;

                                  (xiv)                        costs of any reports, proxy statements or other notices to stockholders, including printing costs;

                                    (xv)                        costs of holding stockholder meetings;

                                  (xvi)                        the Fund’s allocable portion of the fidelity bond, directors and officers/errors and omissions liability insurance, and any other insurance premiums, including independent trustee liability policies;

                                (xvii)                        direct costs and expenses of administration and operation, including printing, mailing, copying, secretarial and other staff, independent auditors and outside legal costs;

                              (xviii)                        all third-party legal, expert and other fees, costs and expenses relating to any actions, proceedings, lawsuits, demands, causes of action and claims, whether actual or threatened, made by or against the Fund, or which the Fund is authorized or obligated to pay under applicable law or its governing agreements or by the Fund’s Board;

                                  (xix)                        subject to Section 7 below, any judgment or settlement of pending or threatened proceedings (whether civil, criminal or otherwise) against the Fund, or against any trustee, director, partner, member or officer of the Fund in his or her capacity as such for which the Fund is required to indemnify such trustee, director, partner, member or officer by any court or governmental agency, or settlement of pending or threatened proceedings;

                                    (xx)                        all travel and related expenses of directors, trustees, officers, managers, agents and employees of the Fund and the Adviser, incurred in connection with attending meetings of the Fund’s Board or holders of securities of the Fund or performing other business activities that relate to the Fund, including travel and related expenses incurred in connection with the purchase, consideration for purchase, financing, refinancing, sale or other disposition of any investment or potential investment of the Fund; provided, however, that the Fund shall only be responsible for (A) a proportionate share of such expenses, as determined by the Adviser in good faith, where such expenses were not incurred solely for the benefit of the Fund, and (B) expenses incurred in accordance with the Fund’s travel expense reimbursement policies;

                                  (xxi)                        all expenses relating to payments of dividends or interest or distributions in cash or any other form made or caused to be made by the Fund’s Board to or on account of holders of the securities of the Fund, including in connection with any dividend reinvestment plan or direct stock purchase plan;

                                (xxii)                        all fees, costs and expenses related to (A) the design and maintenance of the Fund’s web site or sites and (B) the Fund’s allocable share of costs associated with technology-related expenses, including any computer software or hardware, electronic equipment or purchased information technology services from third-party vendors or affiliates of the Adviser that is used for the Fund, technology service providers and related software/hardware utilized in connection with the Fund’s investment and operational activities;

                              (xxiii)                        all fees, costs and expenses incurred with respect to market information systems and publications, research publications and materials, and settlement, clearing and custodial fees and expenses; provided, however, that the Fund shall only be responsible for a proportionate share of such expenses, as determined by the Adviser in good faith, where such expenses were not incurred solely for the benefit of the Fund; and

                              (xxiv)                        all other non-investment advisory expenses incurred by the Fund or an Administrator in connection with administering the Fund’s business (including payments under an Administration Agreement based upon the Fund’s allocable portion of the applicable Administrator’s overhead in performing its obligations under an Administration Agreement, including rent and the allocable portion of the cost of the Fund’s Chief Financial Officer and Chief Compliance Officer and their respective staffs).

(f)                 The Adviser shall give the Fund the benefit of its professional judgment and effort in rendering services hereunder, but neither the Adviser nor any of its officers, directors, employees, agents or controlling persons shall be liable for any act or omission or for any loss sustained by the Fund in connection with the matters to which this Agreement relates, provided, that the foregoing exculpation shall not apply to a loss resulting from fraud, willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement; provided further, however, that the foregoing shall not constitute a waiver of any rights which the Fund may have which may not be waived under applicable law.

(g)                The Adviser is hereby authorized, on behalf of the Fund and at the direction of the Fund’s Board pursuant to delegated authority, to possess, transfer, mortgage, pledge or otherwise deal in, and exercise all rights, powers, privileges and other incidents of ownership or possession with respect to, the Fund’s investments and other property and funds held or owned by the Fund, including voting and providing consents and waivers with respect to the Fund’s investments and exercising and enforcing rights with respect to any claims relating to the Fund’s investments and other property and funds, including with respect to litigation, bankruptcy or other reorganization.

(h)                The Adviser will place orders either directly with the issuer or with any broker or dealer in connection with making investments on the Fund’s behalf hereunder. The Adviser may effect the purchase and sale of securities in private transactions on such terms and conditions as are customary in such transactions, may use a broker or dealer to effect said transactions and may enter into a contract in which the broker or dealer acts either as principal or as agent. Subject to the other provisions of this paragraph, in placing orders with brokers and dealers, the Adviser will attempt to obtain the best price and the most favorable execution of its orders. In placing orders, the Adviser will consider the experience and skill of the firm’s securities traders as well as the firm’s financial responsibility and administrative efficiency. Consistent with this obligation, the Adviser may select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser hereunder. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term, subject to review by the Fund’s Board of the Fund from time to time with respect to the extent and continuation of such practice to determine whether the Fund benefits, directly or indirectly, from such practice. In any case where a Sub-Adviser has been retained in respect of some or all of the assets of the Fund as contemplated by Section 2(c) above, the Adviser shall report periodically to the Fund’s Board as to the brokerage activities of the Sub-Adviser in respect of the Fund, at such times and in such format as the Fund’s Board may reasonably specify.

(i)                 The Adviser will provide to the Fund’s Board such periodic and special reports as it may reasonably request.

3.                   Services Not Exclusive.

Nothing in this Agreement shall prevent the Adviser or any officer, employee or other affiliate thereof from acting as investment adviser for any other person, firm or entity, whether or not the investment objectives or policies of any such other person, firm, or entity are similar to those of the Fund, or from engaging in any other lawful activity, and shall not in any way limit or restrict the Adviser or any of its officers, employees or agents from buying, selling or trading any securities for its or their own accounts or for the accounts of others for whom it or they may be acting; provided, however, that the Adviser will not undertake, and will cause its employees not to undertake, activities which, in its reasonable judgment, will adversely affect the performance of the Adviser’s obligations under this Agreement.

4.                   Confidentiality.

The parties hereto agree that each shall treat confidentially all information provided by each party to the other regarding its business and operations. All confidential information provided by a party hereto, including all “nonpublic personal information,” as defined under the Gramm-Leach-Bliley Act of 1999 (Public law 106-102, 113 Stat. 1138), shall be used by the other party hereto solely for the purpose of rendering services pursuant to this Agreement and, except as may be required in carrying out this Agreement, shall not be disclosed to any third party, without the prior consent of such providing party, except that such confidential information may be disclosed to an affiliate or agent of the disclosing party to be used for the sole purpose of providing the services set forth herein. The foregoing shall not be applicable to any information that is publicly available when provided or thereafter becomes publicly available other than through a breach of this Agreement, or that is requested by or required to be disclosed to any governmental or regulatory authority, including in connection with any required regulatory filings or examinations, by judicial or administrative process or otherwise by applicable law or regulation. Notwithstanding the foregoing, the Fund hereby consents and authorizes the Adviser and its affiliates to use and disclose confidential information relating to the Fund in connection with (a) the preparation of performance information relating to the Fund and (b) in connection with any contemplated sale of the outstanding equity or assets of the Adviser, or any person who may be deemed to “control” the Adviser within the meaning of the 1940 Act.

5.                   Expenses.

During the term of this Agreement, the Adviser will bear all compensation expenses (including health insurance, pension benefits, payroll taxes and other compensation related matters) of its employees and shall bear the costs of any salaries of any officers or trustees of the Fund who are affiliated persons (as defined in the 1940 Act) of the Adviser.

6.                   Compensation of the Adviser.

The Adviser, for its services to the Fund, will be entitled to receive a management fee (the “Management Fee”) from the Fund. The fees that are payable under this Agreement for any partial period will be appropriately prorated. The Management Fee shall be calculated at an annual rate of 1.25% of the net assets of the Fund as of the end of each quarter, determined before giving effect to the payment of the management fee being calculated or to any purchases or repurchases of shares of the Fund or any distributions by the Fund. The Fund hereby agrees with the Adviser that any entity or person associated with the Adviser which is a member of a national securities exchange is authorized to effect any transaction on such exchange for the account of the Fund which is permitted by Section 11(a) of the Securities Exchange Act of 1934, as amended, and Rule 11a2-2(T) thereunder, and the Fund hereby consents to the retention of compensation for such transactions in accordance with Rule 11a2-2(T)(a)(2)(iv).

7.                   Indemnification.

The Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder in good faith and shall not be responsible for any action of the Fund’s Board in following or declining to follow any advice or recommendations of the Adviser. The Adviser (and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with the Adviser) shall not be liable to the Fund for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund (except to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty (as the same is finally determined by judicial proceedings) with respect to the receipt of compensation for services), and the Fund shall indemnify, defend and protect the Adviser (and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with the Adviser) (collectively, the “Indemnified Parties”) and hold them harmless from and against all damages, liabilities, costs, demands, charges, claims and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Indemnified Parties in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or its security holders) arising out of any actions or omissions or otherwise based upon the performance of any of the Adviser’s duties or obligations under this Agreement or otherwise as an investment adviser of the Fund. Notwithstanding the preceding sentence of this Section 7 to the contrary, nothing contained herein shall protect or be deemed to protect the Indemnified Parties against or entitle or be deemed to entitle the Indemnified Parties to indemnification in respect of, any liability to the Fund or its security holders to which the Indemnified Parties would otherwise be subject by reason of fraud, willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of the reckless disregard of the Adviser’s duties and obligations under this Agreement (as the same shall be determined in accordance with the 1940 Act and any interpretations or guidance by the SEC or its staff thereunder).

8.                   Duration and Termination.

(a)                This Agreement shall become effective as of the Initial Effective Date. This Agreement may be terminated at any time, without the payment of any penalty, upon 60 days’ written notice, (i) by the vote of a majority of the outstanding voting securities of the Fund, (ii) by the vote of the Fund’s Board, or (iii) by the Adviser upon 90 days’ written notice. The provisions of Section 7 of this Agreement shall remain in full force and effect, and the Adviser shall remain entitled to the benefits thereof, notwithstanding any termination of this Agreement. Further, notwithstanding the termination or expiration of this Agreement as aforesaid, the Adviser shall be entitled to any amounts owed under Section 6 through the date of termination or expiration.

This Agreement shall continue in effect for two years from the Initial Effective Date and thereafter shall continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually by (i) the vote of the Fund’s Board, or by the vote of a majority of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Fund’s Board who are not parties to this Agreement or interested persons of any such party in accordance with the requirements of the 1940 Act, as if the Fund were registered under the 1940 Act.

(b)                This Agreement will automatically terminate in the event of its “assignment” (as such term is defined for purposes of Section 15(a)(4) of the 1940 Act).

9.                   Disclaimer of Shareholder Liability

This Agreement is executed on behalf of the Trustees of the Fund as Trustees and not individually and the obligations of this Agreement are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

10.               Notices.

Any notice under this Agreement shall be in writing to the other party at such address as the other party may designate from time to time for the receipt of such notice and shall be deemed to be received on the earlier of the date actually received or on the fourth day after the postmark if such notice is mailed first class postage prepaid.

11.               Amendment of this Agreement.

This Agreement may be amended by mutual consent, but the consent of the Fund must be obtained in conformity with the requirements of the 1940 Act, as if the Fund were registered under the 1940 Act.

12.               Entire Agreement; Governing Law.

This Agreement contains the entire agreement of the parties and supersedes all prior agreements, understandings and arrangements with respect to the subject matter hereof. This Agreement shall be construed in accordance with the laws of the State of New York and in accordance with the applicable provisions of the 1940 Act. In such case, to the extent the applicable laws of the State of New York, or any of the provisions herein, conflict with the provisions of the 1940 Act, the latter shall control.

13.               Miscellaneous.

The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding on, and shall inure to the benefit of the parties hereto and their respective successors.

14.               Counterparts.

This Agreement may be executed in counterparts by the parties hereto, each of which shall constitute an original counterpart, and all of which, together, shall constitute one Agreement.

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IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by their duly authorized officers, all as of the Initial Effective Date.

BARINGS LLC, a Delaware limited liability company

/s/ Mina Pacheco Nazami

Title: Managing Director

MASSMUTUAL PRIVATE EQUITY FUNDS LLC, a Delaware limited liability company

/s/ Mina Pacheco Nazami

Title: President